Selected Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2018
Selected Quarterly Financial Information [Abstract]
Schedule Of Quarterly Financial Data

	2018 Quarters				2017 Quarters
(In millions, except per share data)	Fourth (2)	Third (3)	Second (4)	First (5)	Fourth(6)	Third (7)	Second (8)	First (9)
Sales	$677.1	$729.0	$743.9	$731.0	$641.6	$663.4	$650.8	$634.5
Gross Margin	140.9	157.2	162.9	163.8	143.2	150.4	154.5	148.3
Operating income	30.2	48.7	49.6	50.1	26.8	41.6	50.7	54.0
Net income from continuing operations	(1.5)	32.5	29.4	27.0	26.4	24.2	31.0	29.5
Net income from continuing operations attributable to PolyOne shareholders	$(1.3)	$32.5	$29.5	$27.0	$26.3	$24.2	$31.0	$29.5

Net income from continuing operations per common share attributable to PolyOne common shareholders: (1)
Basic earnings per share	$(0.02)	$0.41	$0.37	$0.34	$0.33	$0.30	$0.38	$0.36
Diluted earnings per share	$(0.02)	$0.40	$0.37	$0.33	$0.32	$0.30	$0.38	$0.36

(1)
Per share amounts for the quarter and the full year have been computed separately. The sum of the quarterly amounts may not equal the annual amounts presented because of differences in the average shares outstanding during each period.

(2)
Included for the fourth quarter 2018 are: 1) mark-to-market pension and other post-retirement charge of $15.6 million, 2) environmental remediation costs of $3.9 million and 3) acquisition related costs and adjustments of $1.5 million.

(3)	Included for the third quarter 2018 are: 1) environmental remediation costs of $7.4 million and 2) a gain related to the reimbursement of previously incurred environmental costs of $1.5 million.

(4)
Included for the second quarter 2018 are: 1) environmental remediation costs of $8.7 million, 2) acquisition related costs and adjustments of $1.9 million and 3) a gain related to the reimbursement of previously incurred environmental costs of $1.6 million.

(5)	Included for the first quarter 2018 are: 1) environmental remediation costs of $3.1 million and 2) acquisition related costs and adjustments of $1.9 million.

(6)
Included for the fourth quarter 2017 are: 1) tax adjustments primarily associated with the Tax Cuts and Jobs Act of $10.7 million and 2) a mark-to-market pension and other post-retirement charge of $3.3 million.

(7)
Included for the third quarter 2017 are: 1) acquisition related costs and adjustments of $2.6 million, 2) environmental remediation costs of $5.0 million and 3) a gain related to the reimbursement of previously incurred environmental costs of $2.5 million.

(8)	Included for the second quarter 2017 are: 1) environmental remediation costs of $5.0 million and 2) a gain related to the reimbursement of previously incurred environmental costs of $3.8 million.
(9)
Included for the first quarter 2017 are environmental remediation costs of $2.2 million.